Note 18 - Property, Plant, and Equipment - Reconciliation of Changes in Property, Plant, and Equipment (Details) - USD ($) $ in Thousands			12 Months Ended
		Jan. 01, 2020	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Statement Line Items [Line Items]
Balance at beginning of period	[1]	$ 106,512	$ 179,649		$ 178,983		$ 149,102		$ 126,479		$ 106,512
Additions*		$ 20,423	27,581		29,606		48,220		31,269		24,778
Impairments			(1,711)		(877)		(8,209)
Balance at end of period			189,456		179,649	[1]	178,983	[1]	$ 149,102	[1]	$ 126,479	[1]
Accumulated depreciation and impairment - impairments			(1,711)		(877)		(8,209)
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period			248,124		233,826
Additions*	[2]		27,581		29,606
Impairments			(3,396)	[3]	(908)
Disposals			(236)		(33)
Reallocations between asset classes			0		0
Reallocate to assets held for sale					(14,301)
Foreign exchange movement			(15)		(66)
Derecognition			(256)
Balance at end of period			271,802		248,124		233,826
Accumulated depreciation and impairment - impairments			(3,396)	[3]	(908)
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments			(3,396)		(31)
Foreign exchange movement			(5)		(41)
Derecognition			(256)
Balance at beginning of period			68,475		54,843
Depreciation for the year			16,021		14,486
Accumulated depreciation for assets reallocated to assets held for sale					(782)
Impairment for the year			1,711
Accumulated depreciation and impairment - impairments			(3,396)		(31)
Accumulated depreciation on disposals			(204)
Balance at end of period			82,346		68,475		54,843
Land and buildings [member]
Statement Line Items [Line Items]
Balance at beginning of period			7,324
Balance at end of period			6,414		7,324
Land and buildings [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period			16,686		15,194
Additions*	[2]		214		0
Impairments			(29)	[3]	0
Disposals			0		0
Reallocations between asset classes			0		1,492
Reallocate to assets held for sale					0
Foreign exchange movement			0		0
Derecognition			0
Balance at end of period			16,871		16,686		15,194
Accumulated depreciation and impairment - impairments			(29)	[3]	0
Land and buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments			(29)		0
Foreign exchange movement			0		0
Derecognition			0
Balance at beginning of period			9,362		8,350
Depreciation for the year			1,102		1,012
Accumulated depreciation for assets reallocated to assets held for sale					0
Impairment for the year			22
Accumulated depreciation and impairment - impairments			(29)		0
Accumulated depreciation on disposals			0
Balance at end of period			10,457		9,362		8,350
Right-of-use assets [member]
Statement Line Items [Line Items]
Balance at beginning of period			156
Balance at end of period			288		156
Right-of-use assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period			501		525
Additions*	[2]		265		0
Impairments			0	[3]	0
Disposals			0		0
Reallocations between asset classes			0		0
Reallocate to assets held for sale					0
Foreign exchange movement			(4)		(24)
Derecognition			(256)
Balance at end of period			506		501		525
Accumulated depreciation and impairment - impairments			0	[3]	0
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments			0		0
Foreign exchange movement			2		(9)
Derecognition			(256)
Balance at beginning of period			345		230
Depreciation for the year			127		124
Accumulated depreciation for assets reallocated to assets held for sale					0
Impairment for the year			0
Accumulated depreciation and impairment - impairments			0		0
Accumulated depreciation on disposals			0
Balance at end of period			218		345		230
Mining assets [member]
Statement Line Items [Line Items]
Balance at beginning of period			100,592
Balance at end of period			118,431		100,592
Mining assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period			118,398		82,154
Additions*	[2]		128		0
Impairments			0	[3]	(872)
Disposals			0		0
Reallocations between asset classes			24,900		37,116
Reallocate to assets held for sale					0
Foreign exchange movement			0		0
Derecognition			0
Balance at end of period			143,426		118,398		82,154
Accumulated depreciation and impairment - impairments			0	[3]	(872)
Mining assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments			0		(21)
Foreign exchange movement			0		0
Derecognition			0
Balance at beginning of period			17,806		12,368
Depreciation for the year			7,189		5,459
Accumulated depreciation for assets reallocated to assets held for sale					0
Impairment for the year			0
Accumulated depreciation and impairment - impairments			0		(21)
Accumulated depreciation on disposals			0
Balance at end of period			24,995		17,806		12,368
Assets under construction and decommissioning assets [member]
Statement Line Items [Line Items]
Balance at beginning of period			34,842
Balance at end of period			34,204		34,842
Assets under construction and decommissioning assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period			35,628		46,453
Additions*	[2]		25,012		28,276
Impairments			0	[3]	0
Disposals			0		0
Reallocations between asset classes			(25,573)		(39,099)
Reallocate to assets held for sale					0
Foreign exchange movement			0		(2)
Derecognition			0
Balance at end of period			35,067		35,628		46,453
Accumulated depreciation and impairment - impairments			0	[3]	0
Assets under construction and decommissioning assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments			0		0
Foreign exchange movement			0		0
Derecognition			0
Balance at beginning of period			786		693
Depreciation for the year			77		93
Accumulated depreciation for assets reallocated to assets held for sale					0
Impairment for the year			0
Accumulated depreciation and impairment - impairments			0		0
Accumulated depreciation on disposals			0
Balance at end of period			863		786		693
Plant and equipment [member]
Statement Line Items [Line Items]
Balance at beginning of period			35,625
Balance at end of period			29,042		35,625
Plant and equipment [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period			71,445		70,485
Additions*	[2]		1,532		538
Impairments			(3,367)	[3]	(36)
Disposals			0		(33)
Reallocations between asset classes			673		491
Reallocate to assets held for sale					0
Foreign exchange movement			0		0
Derecognition			0
Balance at end of period			70,283		71,445		70,485
Accumulated depreciation and impairment - impairments			(3,367)	[3]	(36)
Plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments			(3,367)		(10)
Foreign exchange movement			0		0
Derecognition			0
Balance at beginning of period			35,820		29,257
Depreciation for the year			7,099		6,573
Accumulated depreciation for assets reallocated to assets held for sale					0
Impairment for the year			1,689
Accumulated depreciation and impairment - impairments			(3,367)		(10)
Accumulated depreciation on disposals			0
Balance at end of period			41,241		35,820		29,257
Fixtures and fittings [member]
Statement Line Items [Line Items]
Balance at beginning of period			606
Balance at end of period			639		606
Fixtures and fittings [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period			1,861		1,563
Additions*	[2]		243		335
Impairments			0	[3]	0
Disposals			(3)		0
Reallocations between asset classes			0		0
Reallocate to assets held for sale					0
Foreign exchange movement			(11)		(37)
Derecognition			0
Balance at end of period			2,090		1,861		1,563
Accumulated depreciation and impairment - impairments			0	[3]	0
Fixtures and fittings [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments			0		0
Foreign exchange movement			(7)		(30)
Derecognition			0
Balance at beginning of period			1,255		1,100
Depreciation for the year			205		185
Accumulated depreciation for assets reallocated to assets held for sale					0
Impairment for the year			0
Accumulated depreciation and impairment - impairments			0		0
Accumulated depreciation on disposals			(2)
Balance at end of period			1,451		1,255		1,100
Motor vehicles [member]
Statement Line Items [Line Items]
Balance at beginning of period			504
Balance at end of period			438		504
Motor vehicles [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period			3,605		3,314
Additions*	[2]		187		294
Impairments			0	[3]	0
Disposals			(233)		0
Reallocations between asset classes			0		0
Reallocate to assets held for sale					0
Foreign exchange movement			0		(3)
Derecognition			0
Balance at end of period			3,559		3,605		3,314
Accumulated depreciation and impairment - impairments			0	[3]	0
Motor vehicles [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments			0		0
Foreign exchange movement			0		(2)
Derecognition			0
Balance at beginning of period			3,101		2,845
Depreciation for the year			222		258
Accumulated depreciation for assets reallocated to assets held for sale					0
Impairment for the year			0
Accumulated depreciation and impairment - impairments			0		0
Accumulated depreciation on disposals			(202)
Balance at end of period			3,121		3,101		2,845
Solar plant [member]
Statement Line Items [Line Items]
Balance at beginning of period			0
Balance at end of period			0		0
Solar plant [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance at beginning of period			0		14,138
Additions*	[2]		0		163
Impairments			0	[3]	0
Disposals			0		0
Reallocations between asset classes			0		0
Reallocate to assets held for sale					(14,301)
Foreign exchange movement			0		0
Derecognition			0
Balance at end of period			0		0		14,138
Accumulated depreciation and impairment - impairments			0	[3]	0
Solar plant [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Impairments			0		0
Foreign exchange movement			0		0
Derecognition			0
Balance at beginning of period			0		0
Depreciation for the year			0		782
Accumulated depreciation for assets reallocated to assets held for sale					(782)
Impairment for the year			0
Accumulated depreciation and impairment - impairments			0		0
Accumulated depreciation on disposals			0
Balance at end of period			$ 0		$ 0		$ 0

[1]	Refer to note 41.
[2]	Included in additions is the change in estimate for the decommissioning asset of $317 (2023: $1,962).
[3]	Included in the 2024 impairments are drill rigs with a net book value amount of $309, Lima plant at $1,204, sinking headgear of $91 and other assets of $107. These assets were impaired to a net book value amount of $Nil, as management no longer intends to use it in the manner originally intended and being derecognised.